CONSOLIDATED STATEMENTS OF STOCKHOLDERS (DEFICIT) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Deficit Accumulated During Development Stage [Member]	Total
Beginning Balance at Jun. 19, 2012
Effect of reverse merger between Global Lines, Inc. and Alkaline Water Corporation		$ 77,500	$ 176,405		$ 253,905
Effect of reverse merger between Global Lines, Inc. and Alkaline Water Corporation (Shares)		77,500,000
Net (loss)				(283,388)	(283,388)
Ending Balance at Mar. 31, 2013		77,500	176,405	(283,388)	(29,483)
Ending Balance (Shares) at Mar. 31, 2013		77,500,000
Common stock issued at $.40 for conversion of notes and interest payable		574	229,295		229,869
Common stock issued at $.40 for conversion of notes and interest payable (Shares)		574,675
Common stock issued for cash at $.40 per share		2,563	1,022,438		1,025,001
Common stock issued for cash at $.40 per share (Shares)		2,562,500
Common stock issued for services at $.55 per share		250	137,250		137,500
Common stock issued for services at $.55 per share (Shares)		250,000
Common stock issued for services at $.56 per share		200	111,800		112,000
Common stock issued for services at $.56 per share (Shares)		200,000
Common stock issued for services at $.35 per share		100	34,910		35,010
Common stock issued for services at $.35 per share (Shares)		100,000
Common stock issued for services at $.33 per share		85	27,710		27,795
Common stock issued for services at $.33 per share (Shares)		85,000
Common stock issued for services at $.36 per share		50	17,700		17,750
Common stock issued for services at $.36 per share (Shares)		50,000
Common stock issued for services at $.27 per share		190	51,110		51,300
Common stock issued for services at $.27 per share (Shares)		190,000
Common stock issued for services at $.28 per share		90	25,110		25,200
Common stock issued for services at $.28 per share (Shares)		90,000
Issuance of options for common stock at $.61 per share			2,225,736		2,225,736
Issuance of Series A preferred stock to officers	20,000				20,000
Issuance of Series A preferred stock to officers (Shares)	20,000,000
Net (loss)				(4,229,513)	(4,229,513)
Ending Balance at Mar. 31, 2014	$ 20,000	$ 81,602	$ 4,059,464	$ (4,512,901)	$ (351,835)
Ending Balance (Shares) at Mar. 31, 2014	20,000,000	81,602,175